RECENT DEVELOPMENTS AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2024
RECENT DEVELOPMENTS AND OTHER INFORMATION
RECENT DEVELOPMENTS AND OTHER INFORMATION
2. RECENT DEVELOPMENTS AND OTHER INFORMATION

2.1. RELEVANT EVENTS

COSAN CORPORATE

DISTRIBUTION OF DIVIDENDS AND INTEREST ON EQUITY OF VALE

During the year ended December 31 , 2024, Vale's Board of Directors approved three distributions of remuneration to shareholders:

  February 22: Dividends of R$11,721,894, paid on March 19. The subsidiary Cosan Oito received R$577,469.
  July 25: Interest on equity (“JCP”) of R$8,940,158, paid on September 4. The subsidiary Cosan Oito received R$315,622, net of withholding taxes.
  November 28: JCP of R$2,222,163, to be paid on March 14, 2025. The Company will receive R$78,465, net of withholding taxes.

UNWIND VALE S.A. OPERATIONS

  Collar Financing

During the first months of 2024, as shown in the table, the company brought forward the debts linked to the Vale operation, and in April 2024 100% of the debts and collar financing derivatives linked to the operation were settled.

	Cosan ownership interest			Debt settlement Cash Effect
Base date	Direct	Collar-related	Total	Principal	Interest	Gain settlement Collar (ii)
January, 2024	2.62%	2.03%	4.65%	(1,698,606)	(49,773)	188,140
February, 2024	3.91%	0.74%	4.65%	(2,067,956)	(63,689)	303,431
April, 2024 (i)	3.91%	—	3.91%	(1,918,773)	(65,880)	331,116
					(179,342)	822,687

(i)	On April 19, 2024, the Company concluded the sale of 33,524,185 shares, equivalent to 0.78% of Vale's voting share capital.
(ii)	The gain mentioned in this settlement was recognized in the financial results for the year.
  Call Spread

On May 8, 2024, the Company settled in advance the first tranche of the Call Spread derivative structure, equivalent to 10,785,830 shares, or 0.24% of Vale's total shares. This operation eliminated the maturity in 2024 and generated a cash inflow of R$14,499, against a loss of R$82,265.

	Cosan interest		Settlement gain/loss Call Spread
Base date	% Settled in advance	% Remaining	Cash effect	Profit or loss – Finance results
May, 2024	0.24%	1.34%	14,499	(82,265)

VALE'S INVESTMENT IMPAIRMENT

On December 31, 2024 the Company tested Vale for impairment and recognized a provision in the amount of R$4,672,396 as per note 9.4(b).

INTERNALIZATION OF SENIOR NOTES 2031

On February 16, 2024, the Company internalized the remaining funds from the Senior Notes due 2031, through the issuance of Loan 4131 by Cosan, in the amount of U.S.$600,000 thousand, or R$2,982,600, with an annual coupon of 6.6% for the first four semesters and interest payment of 7.25% p.a. for the others.

On the other hand, Cosan Luxembourg S.A. (“Cosan Luxembourg”) contracted a Time Deposit (“TD”) with the same amount and counterparty in US dollars, with semi-annual payment frequency and annual remuneration of 7.25%, having as underlying asset the issue of Loan 4131. For more information, see note 5.4 (e).

CAPITAL INCREASE AND REDUCTION AT COSAN OITO

On April 1, 2024, the Extraordinary General Meeting (“EGM”) approved the capital increase of the subsidiary Cosan Oito in the amount of R$6,452,500. Of this amount, R$2,382,500 was received in 2023 through an Advance for future capital increase (“AFAC”), and the balance of R$4,070,000 was received in 2024.

On May 23, 2024, the Annual and Extraordinary Shareholders' Meeting ("AGM") approved the capital reduction of the subsidiary Cosan Oito in the amount of R$730,000, without cancellation of shares and change in the company's equity interest.

Observing the 60-day period for creditors' opposition, the transaction was completed on July 24, 2024, with the full return of the amount to Cosan.

CHANGES TO COSAN'S EXECUTIVE BOARD

As of November 1, 2024, Mr. Nelson Roseira Gomes Neto stepped down the position of Chief Executive Office of Cosan and became the Chief Executive Office of Raízen. On the same date, Mr. Marcelo Eduardo Martins stepped down as Chief Strategy Officer and became the new Chief Executive Office of Cosan.

REDUCTION OF SHARE CAPITAL COSAN DEZ

On June 26, 2024, Cosan Dez Participações S.A. approved at an Extraordinary General Meeting the reduction of share capital in the amount of R$1,320,000, as it was considered excessive in accordance with article 173 of Law 6,404/76. The amount of the reduction will be returned to the shareholders in the proportion that they hold in the share capital of Cosan Dez and will be paid by December 31, 2025. The Company will receive the amount of R$1,013,760.

COMPASS

COMPASS DIVIDEND RESOLUTION

On March 27, 2024, the Board of Directors of the indirect subsidiary Compass approved the distribution of dividends in the amount of R$1,500,000. The payment took place on April 12, 2024, and the amount received by the subsidiary Cosan Dez was R$1,320,000.

START OF OPERATIONS TRSP

In 2024, there was the start of operations of TRSP - Terminal de Regaseificação de São Paulo S.A. (“TRSP”), whose operating and service model includes strategic LNG infrastructure and logistics assets.

The start of operations was mainly due to the completion of the LNG regasification terminal, located in Santos/SP. As shown in note 11.1, this asset was transferred from “work in progress” to the relevant asset classes.

CAPITAL REDUCTION

On August 30, 2024, the Extraordinary Shareholders' Meeting approved a capital reduction of R$1,500,000, as it was considered excessive, in accordance with article 173 of the Brazilian Corporate Law. The reduction will be carried out with a cash refund to the shareholders, without the cancellation of shares. On November 27, 2024, all the conditions precedent for the implementation and payment of the capital reduction were met. Payment is due by December 31, 2025.

ACQUISITION OF COMPAGAS SHARES

On September 16, 2024, the indirect subsidiary Compass Dois Ltda (“Compass Dois”) concluded the acquisition of a 51% equity interest, and control, in Companhia Paranaense de Gás - COMPAGAS ("Compagas") for the amount of R$962,125. For more details, see note 9.2.

NORGÁS – COMPLETION OF THE SALE OF ASSETS HELD FOR SALE

On November 6, 2024, the indirect subsidiary Compass concluded the full sale of its 51% stake in Norgás S.A. (“Norgás”), in the amount of R$629,155, as disclosed in note 8.

MOOVE

MOOVE DIVIDEND RESOLUTION

On June 12, 2024, the Board of Directors of the subsidiary Moove Lubricants Holdings (“MLH”) approved the distribution of dividends in the amount of US$167,003 thousand, equivalent to R$900,000. The payment took place on June 21, 2024 and the Company received the amount of US$116,903 thousand, equivalent to R$630,000.

IPO MOOVE

On October 1, 2024, Moove announced its initial public offering of 25,000,000 shares of common stock pursuant to a registration statement on Form F-1 filed with the U.S. Securities and Exchange Commission. However, on October 9, 2024, due to adverse capital market conditions and the deterioration of risk perception indicators on the global stage, Moove decided not to proceed with the initial public offering. The costs related to the preparation of the offering, including the expenses with the Stock Option Plan, totaling R$155,654, were recognized in the profit or loss in the fourth quarter of 2024.

RUMO

RENEWAL OF THE SUDAM TAX BENEFIT

On December 20, 2023, Rumo Malha Norte S.A. (“Rumo Malha Norte”) submitted to the Brazilian Federal Revenue Service (“RFB”) the constitutive report number 143/2023, issued by the Superintendency for the Development of the Amazon (“SUDAM”) on December 6, 2023, attesting to the fulfillment of the legal conditions and requirements required to renew the tax benefit for another 10 years. In view of the above, the RFB, in the use of its powers, decided on March 13, 2024, through executive declaratory act number 024213308, to recognize the right to a 75% reduction in income tax and the additional taxes referred to in Article 1 of Provisional Measure No. 2,199-14, of August 24, 2001, calculated on the basis of operating profit, for the legal entity Rumo Malha Norte.

RUMO'S JOINT VENTURE WITH CHS FOR NEW TERMINAL IN SANTOS

On March 25, 2024, the companies Rumo S.A. and EMBRAPORT - Empresa Brasileira de Terminais Portuários S.A. (“EMBRAPORT”) signed a binding agreement for the implementation of a new port terminal for handling grains and fertilizers in the port of Santos. The estimated investment for the construction of the Terminal is R$2,500,000 and will be financed with loans, in addition to potential strategic partnerships.

On August 7, 2024, as announced to the market, the subsidiary Rumo signed a strategic partnership for the development of the new port terminal.

Rumo and CHS Agronegócio – Indústria e Comércio Ltda. (“CHS”), a subsidiary of CHS Inc., entered into a binding agreement to create a joint venture that will implement the new Terminal, located in the area of EMBRAPORT, a company part of DP World Limited.

The Terminal will have the capacity to handle up to 12.5 million tons per year, of which 9 million tons will be grain and 3.5 million tons fertilizer. The start of construction is subject to compliance with conditions precedent, such as environmental licensing and legal and regulatory approvals.

CONCLUSION PRICE ADJUSTMENT FOR THE SALE OF ELEVAÇÕES PORTUÁRIAS S.A.

On April 30, 2024, CLI SUL S.A. (“CLI SUL”) completed the process of incorporating Elevações Portuárias S.A. (“EPSA”), after obtaining the necessary regulatory approvals. As a result of this corporate reorganization, Rumo received R$168,855 from CLI SUL on the same date. This amount refers to the additional acquisition price that CLI SUL undertook to pay Rumo, under the terms of the share purchase agreement signed between the parties on July 15, 2022, and corresponds to 20% of the outstanding balance of the acquisition financing, plus accrued interest and other charges, less the cash held by CLI SUL.

After the merger, CLI SUL's shareholders became Corredor Logística e Infraestrutura S.A. (“CLI”) and Rumo, with the shareholding split remaining at 80% for CLI and 20% for Rumo.

ADDENDUM TO THE RUMO MALHA PAULISTA CONCESSION CONTRACT

On May 28, 2024, the subsidiary Rumo signed with the Federal Government, through the National Land Transport Agency (“ANTT”), the 6th Amendment to the Concession Agreement of the indirect subsidiary Rumo Malha Paulista.

In order to update the Book of Obligations, the indirect subsidiary Rumo Malha Paulista will need to restore the economic and financial balance of the contract in an amount estimated at approximately R$1,170,000, of which R$500,000 will be converted into investments in its railway network and the rest will be paid in 4 annual installments of R$167,500. The value of each annual installment will be adjusted by the accumulated variation of the IPCA between June 2023 and two months prior to the date of actual payment.

SALE OF SHARES IN TERMINAL XXXIX

On May 29, 2024, the subsidiary Rumo entered into a share purchase agreement, selling 50% of its equity stake in Terminal XXXIX de Santos S.A. (“T-XXXIX”) to a consortium formed between Bunge Alimentos S.A. and Zen-noh Grain Corporation, as disclosed in a material fact on the same date.

The sale of the stake in T-XXXIX represents a move towards financial discipline and capital recycling, strengthening the company's cash position so that it can concentrate its efforts on projects that support the ongoing capacity increase program and strengthen the structural competitiveness of the rail modal.

The effectiveness of the operation depends on compliance with the binding conditions set out in the instrument, which has not yet occurred as of December 31, 2024.

EARLY REDEMPTION OF DEBENTURES - RUMO MALHA PAULISTA S.A.

On June 26, 2024, the indirect subsidiary Rumo Malha Paulista made the optional early redemption of R$757,944, the total amount of the first series of the 2nd issue of simple debentures, not convertible into shares, of the unsecured type.

On redemption, the debenture holders received: (a) the balance of the nominal unit value of the debentures of the first series; (b) the remuneration of the first series, calculated pro rata temporis, since June 17, 2024; and (c) a premium of 0.25% on the redemption value, multiplied by the remaining term of the debentures.

On August 29, 2024, Rumo Malha Paulista made the optional early redemption of R$790,084, the total amount of the 3rd issue of simple debentures, not convertible into shares.

On redemption, the debenture holders received: (a) the balance of the nominal unit value of the first series debentures; (b) the remuneration of the first series, calculated pro rata temporis, from April 15, 2024 until the date of the optional early redemption; and (c) a premium of 0.30% on the redemption value, multiplied by the remaining term of the debentures.

PROVISION OF ASSET WRITE-OFFS AND IMPAIRMENT LOSS OF RUMO MALHA SUL

In the second quarter of 2024, Rio Grande do Sul was impacted by extreme weather events, which damaged the railway infrastructure of the indirect subsidiary Rumo Malha Sul S.A. (“Rumo Malha Sul”).

Given this context, and in accordance with Circular Letter No. 01/2024-CVM/SNC/SEP, Management brought forward the recoverability test of Rumo Malha Sul's permanent assets (fixed assets, intangibles and rights of use). Considering the climatic events and their impact on the term of use of the assets, Rumo made a provision of R$2,967,202 see Note 11.1. In addition, a provision was recognized to write off the residual value of the assets in the amount of R$182,041.

RADAR

SALES OF AGRICULTURAL PROPERTIES

During 2024, Radar segment subsidiaries made the following sales of rural properties:

Company	Date	Farm	City / State	Hectares	Crop	Value
Jequitibá	07/19/2024	Vista Alegre	Araçatuba - SP	3,124	Sugarcane	213,000
Esus Brasil	10/03/2024	Santo Antônio	Martinópolis - SP	3,399	Sugarcane	172,000
Duguetiapar	10/08/2024	São Jorge	Paraguaçú Paulista - SP	579	Sugarcane	37,093
Duguetiapar	10/15/2024	Ipiranga	Echaporâ - SP	567	Sugarcane	34,907
Tellus Bahia	11/29/2024	Grão de Ouro	Correntina - BA	6,883	Grains	393,500
Nova Santa Bárbara	12/20/2024	Monte Belo	Monte-Mor - SP	782	Sugarcane	64,840
Nova Amaralina	12/20/2024	Santo Antônio	Monte-Mor - SP	24	Sugarcane	1,950
Nova Amaralina	12/20/2024	Capuava	Santa Bárbara D'Oeste - SP	76	Sugarcane	8,210
Terrainvest	12/23/2024	São Luiz	Dois Córregos - SP	46	Sugarcane	7,157
						932,657

RAÍZEN

EXCLUSION OF ICMS FROM THE CALCULATION BASIS OF PIS AND COFINS

On April 10, 2024, the jointly controlled subsidiary Raízen, through the subsidiary Blueway Trading Importação e Exportação S.A. (“Blueway”), obtained the RFB's approval of the tax credit request, determining the exclusion of ICMS from the Programa de Integração Social (“PIS”) and Contribuição para Financiamento da Seguridade Social (“COFINS”) calculation basis in the amount of R$1,824,019, which impacted the equity income for the year by R$563,075.

DISTRIBUTION OF RAÍZEN DIVIDENDS

On July 30, 2024, the Board of Directors of the joint subsidiary Raízen approved the distribution of additional dividends in the amount of R$103,488. The amount declared corresponds entirely to dividends in the total amount of R$0.01001412421 per share, excluding treasury shares. The additional dividends herein declared will be paid by the company in a single installment, until the end of the fiscal year ending on March 31, 2025.

IMPACT OF INTERNATIONAL CONFLICTS

The Company continues to monitor the impacts of the war in Ukraine, as well as the unfolding of the conflict in the Middle East, as these are far-reaching events on the global economy and, therefore, on companies' financial reports.

The consequences of the war on the Financial Statements, mainly considering the impacts on key judgments and significant estimates, in addition to the operations that may be affected, are:

  Volume of fertilizers transported;
  Sugarcane production, due to unfavorable conditions for obtaining fertilizer;
  Increase in oil prices, as a result of a more limited supply of Russian oil, may lead to a decrease in our margins and pressure on the costs of acquiring basic inputs, such as diesel oil;
  Debt and third-party capital for our financing and investment activities, impacted by the measures of the Brazilian government and the Central Bank of Brazil to contain inflation, such as the increase in the basic interest rate;
  Acquisition of railroad tracks by Rumo: although Rumo is able to obtain railroad tracks from other non-Russian suppliers, the prices charged and the terms required by these suppliers may be unfavorable in relation to the commercial conditions practiced in the past.

Up until now, there have been no impacts on the annual financial statements. The Cosan Group will continue to monitor the facts about the conflicts, with a view to potential impacts on the business and, consequently, on the financial statements.

2.2 DEBTS INCURRED

Segment / Modalities	Date	Incidence of interest	Index	Funding costs	Value	Maturity
Cosan Corporate
Senior Notes	01/26/2024	Six-monthly	7.25% p.a.	20,408	2,982,600	06/27/2031
Loan 4131(i)	02/16/2024	Six-monthly	6.60% p.a.	—	2,982,600	06/27/2031
Debentures	06/28/2024	Six-monthly	CDI + 1,00% p.a.	2,563	725,000	06/28/2029
Debentures	06/28/2024	Six-monthly	CDI + 1,50% p.a.	2,706	725,000	06/28/2034
Debentures	10/18/2024	Six-monthly	DI + spread 0,50% p.a.	5,554	1,500,000	01/08/2028
Debentures	10/18/2024	Six-monthly	DI + spread 0,72% p.a.	1,891	500,000	01/08/2030
Debentures	10/18/2024	Six-monthly	DI + spread 1,30% p.a.	1,922	500,000	01/08/2035

Compass
Debentures	02/29/2024	Six-monthly	DI + spread 0,80% p.a.	2,196	1,500,000	03/15/2029
Debentures	03/15/2024	Six-monthly	CDI + 1,08% p.a.	5,173	1,500,000	03/15/2029
Loan 4131	03/21/2024	Yearly	4,88% p.a.	—	423,393	03/31/2025
Debentures	07/16/2024	Six-monthly	IPCA + 6,38% p.a.	25,995	750,000	07/15/2034
Debentures	07/16/2024	Six-monthly	IPCA + 6,45% p.a.	35,733	750,000	07/15/2039
Debentures	10/10/2024	Six-monthly	CDI + 1,20% p.a.	468	235,000	10/10/2025
Moove
Export Prepayment	06/14/2024	Six-monthly	SOFR-06 + 1,30%	—	536,240	06/14/2027
Credit Note	06/14/2024	Yearly	SOFR + 1,30%	—	269,456	06/14/2027
Working capital	06/14/2024	Quarterly	SONIA + 1,30%	—	242,396	06/01/2026
Rumo
Debentures	03/25/2024	Six-monthly	IPCA + 5,79% p.a.	20,739	532,243	03/15/2034
Debentures	03/25/2024	Six-monthly	IPCA + 5,92% p.a.	36,552	667,757	03/15/2039
Debentures	06/26/2024	Six-monthly	IPCA + 6,42% p.a.	20,869	547,950	06/26/2034
Debentures	06/26/2024	Six-monthly	IPCA + 6,53% p.a.	8,218	156,050	06/26/2039
Debentures	08/29/2024	Six-monthly	IPCA + 6,05% p.a.	31,837	800,000	08/29/2036

(i)	Debt offset with assets in the balance sheet, see note 5.4 (e)